Summary of Significant Accounting Policies (Details Narrative)					1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Feb. 18, 2025 USD ($)	Apr. 30, 2024 USD ($)	Oct. 02, 2023 USD ($)	Aug. 10, 2023 shares	Oct. 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Apr. 15, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net							$ 5,453,000			$ 5,087,000	$ 3,554,000	$ 3,600,000	$ 1,600,000
Standby equity purchase agreement term			24 months		24 months
Rebates recognized							200,000	$ 100,000		300,000	200,000
Advertising expense							100,000	100,000		500,000	1,300,000
Proceeds from lines of credit		$ 25,000,000					10,000,000			25,000,000
Loan Facility Initial Commitment Amount [Member] | Secured Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Line of credit maximum borrowing capacity		25,000,000.0
Proceeds from lines of credit		25,000,000.0					10,000,000
Loan Facility [Member] | Secured Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Line of credit maximum borrowing capacity		50,000,000.0
Proceeds from lines of credit	$ 10,000,000.0	$ 25,000,000.0							$ 10,000,000.0
Dynavax Technologies [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for milestone							0	$ 0		0	$ 1,000,000.0
Standby Equity Purchase Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, authorized amount			$ 30,000,000.0		$ 30,000,000.0		$ 30,000,000.0			$ 30,000,000.0
Contingent Earnout Liability [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares unvested, shares | shares				3,125,000
Measurement Input, Expected Dividend Rate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent earnout liability, measurement input							0			(0)	(0)
Measurement Input, Expected Dividend Rate [Member] | Initial Orbi Med Credit Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant, measurement input										0
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life							2 years			2 years
Minimum [Member] | Dynavax Technologies [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for milestone						$ 1,000,000	$ 1,000,000			$ 1,000,000.0
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life							7 years			7 years
Maximum [Member] | Dynavax Technologies [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for milestone							$ 10,000,000			$ 10,000,000.0